Derivatives - Schedule of Derivatives on the Consolidated Statements of Operations (Details) - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Nov. 14, 2023	Dec. 31, 2022
Derivatives - Schedule of Derivatives on the Consolidated Statements of Operations (Details) [Line Items]
Total gain on unsettled derivatives						$ 1,215,693	$ 2,185,000
Total loss on settled derivatives						(1,163,736)	(6,978,790)
Net gain (loss) on derivatives	$ 340,808	$ 1,900,662	$ (1,436,100)	$ (180,063)	$ (673,057)	$ 51,957	$ (4,793,790)
Successor [Member]
Derivatives - Schedule of Derivatives on the Consolidated Statements of Operations (Details) [Line Items]
Total gain on unsettled derivatives	443,349
Total loss on settled derivatives	(102,541)
Net gain (loss) on derivatives	$ 340,808